Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund Trust

Supplement dated July 2, 2007 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2007 of:

Balanced Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to “Distribution and/or Service Fees (12b-1) Fees” in the table of the section of the Prospectus entitled “Fees and Expenses of the Portfolio – Adviser Class” is hereby amended to delete “0.25%” and replace it with “None.”

***

The reference to “Shareholder Servicing Fee” in the table of the section of the Prospectus entitled “Fees and Expenses of the Portfolio – Adviser Class” is hereby amended to delete “0.00%” and replace it with “0.25%.”

***

The second sentence in the third paragraph of the section of the Prospectus entitled “Purchasing Shares – Share Class Arrangements” is hereby deleted and replaced with the following:

Adviser Class shares are subject to a monthly service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Adviser Class shares.

***

The fourth paragraph of the section of the Prospectus entitled “General Shareholder Information – Valuation of Shares” is hereby deleted and replaced with the following:

The NAV of each Class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Investment Class and Adviser Class shares.

***

The section of the Prospectus entitled “Fund Management – Distribution Plan” is hereby deleted in its entirety.

***

The section of the Prospectus entitled “Fund Management – Service Plan” is hereby deleted in its entirety and replaced with the following:

Shareholder Service Plans

The Fund has adopted a Shareholder Service Plan (the “Service Plan”) for each of the Portfolio’s Investment Class and Adviser Class shares. Under the respective Service Plan, the Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares and at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Adviser Class shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class or Adviser Class shares. Shareholder servicing fees relate solely to the Investment Class and Adviser Class shares of the Portfolio and will reduce the net investment income and total return of the Investment Class and Adviser Class shares of the Portfolio.

Please retain this supplement for future reference.

IFTBALSPT

Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund Trust

Supplement dated July 2, 2007 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2007 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Municipal Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to “Distribution and/or Service Fees (12b-1) Fees” in the table of the section of the Prospectus entitled “Fees and Expenses of the Portfolios – Adviser Class” is hereby amended to delete “0.25%” and replace it with “None.”

***

The reference to “Shareholder Servicing Fee” in the table of the section of the Prospectus entitled “Fees and Expenses of the Portfolios – Adviser Class” is hereby amended to delete “None” and replace it with “0.25%.”

***

The second sentence in the third paragraph of the section of the Prospectus entitled “Purchasing Shares – Share Class Arrangements” is hereby deleted and replaced with the following:

Adviser Class shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Adviser Class shares.

***

The fourth paragraph of the section of the Prospectus entitled “General Shareholder Information – Valuation of Shares” is hereby deleted and replaced with the following:

The NAV of each Class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Investment Class and Adviser Class shares.

***

The section of the Prospectus entitled “Fund Management – Distribution Plan” is hereby deleted in its entirety.

***

The section of the Prospectus entitled “Fund Management – Service Plan” is hereby deleted in its entirety and replaced with the following:

Shareholder Service Plans

The Fund has adopted a Shareholder Service Plan (the “Service Plan”) for each Portfolio’s Investment Class and Adviser Class shares. Under the respective Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares and at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Adviser Class shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class or Adviser Class shares. Shareholder servicing fees relate solely to the Investment Class and Adviser Class shares of each Portfolio and will reduce the net investment income and total return of the Investment Class and Adviser Class shares of these Portfolios.

***

With respect to the Long Duration Fixed Income Portfolio, the first sentence of the first paragraph of the section of the Prospectus entitled “Long Duration Fixed Income Portfolio – Approach” is hereby deleted and replaced with the following:

The Portfolio invests primarily in a diversified mix of dollar-denominated investment grade fixed income securities, particularly U.S. government and corporate securities, corporate and sovereign yankee bonds, and mortgage securities.

***

With respect to the Long Duration Fixed Income Portfolio, the first sentence of the first paragraph of the section of the Prospectus entitled “Investment Strategies and Related Risks – Foreign Currency” is hereby deleted and replaced with the following:

Foreign securities may be denominated in foreign currencies.

Please retain this supplement for future reference.

IFTFISPT2

Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund Trust

Supplement dated July 2, 2007 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2007 of:

Equities Plus Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to “Distribution and/or Service Fees (12b-1) Fees” in the table of the section of the Prospectus entitled “Fees and Expenses of the Portfolios – Adviser Class” is hereby amended to delete “0.25%” and replace it with “None.”

***

The reference to “Shareholder Servicing Fee” in the table of the section of the Prospectus entitled “Fees and Expenses of the Portfolios – Adviser Class” is hereby amended to delete “None” and replace it with “0.25%.”

***

The second sentence in the third paragraph of the section of the Prospectus entitled “Purchasing Shares – Share Class Arrangements” is hereby deleted and replaced with the following:

Adviser Class shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to Adviser Class shares.

***

The fourth paragraph of the section of the Prospectus entitled “General Shareholder Information – Valuation of Shares” is hereby deleted and replaced with the following:

The NAV of each Class of shares may differ from that of other classes because of class-specific expenses that each class may pay and the shareholder servicing fees charged to Investment Class and Adviser Class shares.

***

The section of the Prospectus entitled “Fund Management – Distribution Plan” is hereby deleted in its entirety.

***

The section of the Prospectus entitled “Fund Management – Service Plan” is hereby deleted in its entirety and replaced with the following:

Shareholder Service Plans

The Fund has adopted a Shareholder Service Plan (the “Service Plan”) for each Portfolio’s Investment Class and Adviser Class shares. Under the respective Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares and at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Adviser Class shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class or Adviser Class shares. Shareholder servicing fees relate solely to the Investment Class and Adviser Class shares of each Portfolio and will reduce the net investment income and total return of the Investment Class and Adviser Class shares of these Portfolios.

Please retain this supplement for future reference.

IFTEQSPT

Statement of Additional Information Supplement

July 2, 2007

Morgan Stanley Institutional Fund Trust

Supplement dated

July 2, 2007 to

the Statement of Additional Information dated

January 30, 2007

Effective July 2, 2007, the Statement of Additional Information (“SAI”) is revised as follows:

***

The table of contents is hereby amended to delete the reference to “Distribution of Shares” and replace it with “Shareholder Service Plan.”

***

The second sentence of the section of the SAI entitled “Valuation of Shares” is hereby deleted and replaced with the following:

NAV for each class of shares offered by the Fund may differ due to class-specific expenses paid by each class, and the shareholder servicing fees charged to Investment Class Shares and Adviser Class Shares.

***

The second paragraph of the section of the SAI entitled “Management of the Fund – Independent Trustees and Committees” is hereby deleted and replaced with the following:

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, shareholder service plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that may arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy.

***

The section of the SAI entitled “Distribution of Shares” is hereby deleted and replaced with the following:

Shareholder Service Plan

Effective July 2, 2007 the Fund adopted a Shareholder Service Plan (the “Plan”). The Plan provides that the Adviser Class shares will pay the Distributor an annualized fee of up to 0.25% of the average daily net assets of each Portfolio attributable to Adviser Class shares, which the Distributor can use to compensate affiliated or unaffiliated broker-dealers and service providers which provide shareholder services to Adviser Class shareholders or their customers who beneficially own Adviser Class shares. The service fee is for providing “personal service and/or the maintenance of shareholder accounts” as provided for in Section 2830(b)(9) of the NASD Conduct Rules, including (i) expenditures for overhead and other expenses of the Distributor and other affiliated and unaffiliated broker-dealers, (ii) telephone and other communications expenses relating to the provision of shareholder services and (iii) compensation to and expenses of financial advisors and other employees of the Distributor and other affiliated and unaffiliated broker-dealers for the provision of shareholder services. The Distributor may retain any portion of the fees it does not expend in meeting its obligation to the Fund. The Distributor and the Adviser may also compensate third parties out of their own assets.

Prior to July 2, 2007, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act between the Fund and the Distributor, the Distributor had provided certain services in connection with the promotion of sales of Fund shares (the “12b-1 Plan”). The 12b-1

Plan was terminated effective July 2, 2007. For the fiscal year ended September 30, 2006, the Balanced, Core Fixed Income, Core Plus Fixed Income, Equities Plus, High Yield, Investment Grade Fixed Income, Long Duration Fixed Income, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, and Value Portfolios paid $89,658, $24,088, $302,056, $528, $12,653, $1,565, $242, $2,738,026, $41,783, $62,057 and $1,045,606, respectively, in distribution fees pursuant to the Distribution Plan. Other than $113,282 of fees retained by the Distributor, fees paid to the Distributor during the fiscal year were used to reimburse third-parties for distribution-related services performed on behalf of the Fund.

***

The third sentence of the section of the SAI entitled “Revenue Sharing” is hereby deleted and replaced with the following:

Such payments are in addition to any shareholder servicing fees that may be payable by the Portfolios.

***

The fifth sentence of the second paragraph of the section of the SAI entitled “General Information – Description of Shares and Voting Rights” is hereby deleted and replaced with the following:

Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares (such as a service agreement relating to that class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

***

The footnote on page 101 is hereby deleted and replaced with the following:

*	The above performance information relates solely to the Institutional Class. Performance for the Investment Class and Adviser Class would be lower because of Shareholder Servicing fees charged to the Investment Class and Adviser Class.

Please retain this supplement for future reference.